Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes		€ 1,691,378		€ 1,548,620		€ 1,273,635
Income tax provision based on company's domestic rate		(422,845)		(387,155)		(318,409)
Effects of tax rates in foreign jurisdictions		(2,665)		5,370		(1,580)
Adjustments in respect of tax exempt income		31,307		31,276		23,899
Adjustments in respect of tax incentives		178,294		205,555		159,728
Adjustments in respect of prior years' current taxes		(4,719)		(13,559)		(6,474)
Adjustments in respect of prior years' deferred taxes		(6,604)		6,001		1,325
Movements in the liability for unrecognized tax benefits		3,995		(10,600)		(9,669)
Tax effects in respect of Cymer acquisition related items		8,792		0		77,909
Other credits and non-taxable items		(5,039)		1,666		(3,724)
Provision for income taxes		€ (219,484)		€ (161,446)		€ (76,995)
Income before income taxes (in percentage)	[1]	100.00%		100.00%		100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	[1]	25.00%		25.00%		25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	[1]	0.20%		(0.30%)		0.10%
Adjustments in respect of tax exempt income (in percentage)	[1]	(1.90%)		(2.00%)		(1.90%)
Adjustments in respect of tax incentives (in percentage)		10.50%	[1]	13.30%	[1]	0.00%
Adjustments in respect of prior years' current taxes (in percentage)	[1]	0.30%		0.90%		0.50%
Adjustments in respect of prior years' deferred taxes (in percentage)	[1]	0.40%		(0.40%)		(0.10%)
Movements in the liability for unrecognized tax benefits (in percentage)	[1]	(0.20%)		0.70%		0.80%
Tax effects in respect of Cymer acquisition related items (in percentage)	[1]	(0.50%)		0.00%		(6.10%)
Other credits and non-taxable items (in percentage)	[1]	0.30%		(0.10%)		0.30%
Provision for income taxes (in percentage)	[1]	13.00%		10.40%		6.00%

[1]	As a percentage of income before income taxes.